INTANGIBLE ASSETS, NET (Amortization Disclosures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 1,015	$ 772	$ 1,782
Estimated amortization expense:
2017	21
2018	21
2019	21
Amortized cost	$ 63	$ 4,461